Securities (Details) - Schedule of Gross Unrealized or Unrecognized Gains and Losses - Agency mortgage-backed: residential [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 12,649	$ 10,477
Available-for-sale Securities, Gross unrealized/ gains
Available-for-sale Securities, Gross unrealized/ losses	569
Available-for-sale Securities, Estimated fair value	12,080	10,477
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	274	339
Held-to-maturity Securities, Gross unrealized/ gains		2
Held-to-maturity Securities, Gross unrealized/ losses	15	18
Held-to-maturity Securities, Estimated fair value	$ 259	$ 323